Convertible unsecured senior notes	12 Months Ended
Nov. 30, 2022
Convertible Unsecured Senior Notes [Abstract]
Convertible unsecured senior notes
19.	Convertible unsecured senior notes
On June 19, 2018, the Company closed a notes offering of convertible unsecured senior notes having an aggregate principal amount of $57,500. The notes bear interest at an annual rate of 5.75% (effective interest rate of 9.95%) and are convertible into common shares at the option of the holder at any time at a conversion price of $14.85 per common share, representing 3,872,053 common shares. The maturity date of the notes is June 30, 2023. The Company may redeem the notes prior to maturity at any time on or after June 30, 2021 if the current market price of the common shares is at least 130% of the conversion price. The notes are repayable at par value plus accrued and unpaid interest.
The movement in the carrying value of the convertible unsecured senior notes is as follows:

Carrying Value

Convertible unsecured senior notes as at November 30, 2020	$52,403

Accretion expense	1,824

Convertible unsecured senior notes as at November 30, 2021	$54,227

Changes from financing cash flows:
Cash paid on repurchase	(28,546)
Transaction costs incurred	(73)
Other changes:
Gain on repurchase	(357)
Accretion expense	1,644

Convertible unsecured senior notes as at November 30, 2022	$26,895

The Company announced on July 13, 2022 the signing of purchase agreements with a number of convertible US noteholders aggregating
 a
$30,000 principal amount of Convertible Notes for a cash consideration of $28,746. Total transaction costs incurred in relation with the repurchase are
$73.
At the date of repurchase, the cash consideration paid, including transaction costs, w as
allocated between the liability and equity components. Based on the estimated fair value of the liability component, $28,546 of the repurchase price has been allocated to the financial liability and $200 to the equity components.
As at November 30, 2022, the aggregate principal amount outstanding of the convertible unsecured senior notes was $27,500, maturing on
June 30, 2023.